Share Capital and Share Premium	12 Months Ended
Dec. 31, 2025
Share Capital and Share Premium [Abstract]
SHARE CAPITAL AND SHARE PREMIUM

12. SHARE CAPITAL AND SHARE PREMIUM

Group

	Nominal Value	Share Capital		Share Premium	Merger Reserve
	£/$	Shares	$000	$000	$000
At 1 January 2023	$0.001	102,272,614	102	15,596	118,697
Shares issued in lieu of fees/compensation	$0.001	450,000	1	300	-
Warrants Exercised	$0.001	337,501	-	573	-
Issuance of Stock - ATM	$0.001	27,629	-	23	-
At 31 December 2023		103,087,744	103	16,492	118,697
Shares issued in lieu of fees/compensation	$0.001	4,896,508	5	3,620	-
Options Exercised	$0.001	122,849	-	75	-
Issuance of Stock – ATM, net	$0.001	108,659	-	124	-
Issuance of Stock - fundraising	$0.001	5,263,158	5	4,442	-
Issuance of Warrants - fundraising	$0.001	-	-	(25)
Cancellation of Treasury Shares	$0.001	(2,016,301)	(2)	(1,623)	-
At 31 December 2024		111,462,617	111	23,105	118,697
Shares issued in lieu of fees/compensation	$0.001	1,200,000	1	1,343	-
Options Exercised	$0.001	137,500	1	160	-
Warrants Exercised	$0.001	31,578	-	65	-
Issuance of Stock – ATM, net	$0.001	7,675,706	8	10,051	-
Issuance of Warrants - fundraising	$0.001	-	-	(61)
At 31 December 2025		120,507,401	121	34,663	118,697

Ordinary Shares

Ordinary shares have a par value of $0.001. They entitle the holder to participate in dividends, and to share in the proceeds of winding up the Company in proportion to the number of and amounts paid on the shares held. On a show of hands every holder of ordinary shares present at a meeting in person or by proxy is entitled to one vote, and upon a poll each share is entitled to one vote. The Company has 120,507,401 shares in issue and no shares in treasury (2024: 111,462,617 shares).